Other Non-Current Asset - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Other Non-current Assets
Carrying amount for the investments, net of allowance for credit losses	¥ 11,040,283		¥ 13,008,899		$ 1,600,691
Allowance for credit losses	12,873		14,378		1,866
Gross unrecognized holding gain or loss on the investments	0		0
Interest income recorded on time deposits	151,299	$ 21,936	83,728	¥ 66,602
Allowance for credit loss	0
Investment in convertible bonds measured at fair value	1,290,901
Impairment on investments	0		0	¥ 0
Limited partnership funds
Other Non-current Assets
Carrying amount for the investments	2,049,616		1,968,156		$ 297,166
Equity method investments	¥ 0		¥ 0